PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense	$ 1,200	$ 500	$ 600
Impairment of property, plant and equipment	$ 0	$ 0	$ 0
Furniture and Equipment | Maximum
Estimated useful life	5 years
Furniture and Equipment | Minimum
Estimated useful life	1 year